Pro-Blend® Conservative Term Series	Ticker: MNCRX
Pro-Blend® Moderate Term Series	Ticker: MNMRX
Pro-Blend® Extended Term Series	Ticker: MNBRX
Pro-Blend® Maximum Term Series	Ticker: MNHRX

Class R Shares (formerly Class D Shares)

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Pro-Blend® is a service mark of Manning & Napier Advisors, Inc.

Pro-Blend® Conservative Term Series

Summary Section

Investment Goal

The Series’ primary objective is to provide preservation of capital, and its secondary objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.

PRO-BLEND CONSERVATIVE TERM SERIES — CLASS R
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.24%

Example

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$126	$393	$681	$1,500

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 47% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Advisor typically focuses on fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more). The Series invests primarily in investment grade securities. The Series may also invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. Class R shares were not active prior to the date of this prospectus; therefore, the bar chart shows changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital Intermediate U.S. Aggregate Bond Index and a blended index, 5% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 15% of which is the Russell 3000® Index and 80% of which is the Barclays Capital Intermediate U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/09): 6.05%

Lowest (quarter ended 12/31/08): (2.76)%

Year-to-date performance (before taxes) as of March 31, 2010: 2.19%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (11/1/95)
Return Before Taxes	10.94%	4.89%	6.11%	5.96%
Return After Taxes on Distributions	10.49%	3.89%	4.79%	4.47%
Return After Taxes on Distributions and Sale of Series Shares	7.15%	3.72%	4.57%	4.29%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital Intermediate U.S. Aggregate Bond Index	6.46%	4.97%	6.09%	6.00%
5%/15%/80% Blended Index	11.50%	4.64%	5.22%	6.36%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1995.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Series shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Moderate Term Series

Summary Section

Investment Goal

The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.

PRO-BLEND MODERATE TERM SERIES — CLASS R
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.38%

Example

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$140	$437	$755	$1,657

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 58% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks and intermediate- to long-term fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. Class R shares were not active prior to the date of this prospectus; therefore, the bar chart shows changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital U.S. Aggregate Bond Index and a blended index, 10% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 30% of which is the Russell 3000® Index and 60% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 06/30/09): 9.83%

Lowest (quarter ended 12/31/08): (11.77)%

Year-to-date performance (before taxes) as of March 31, 2010: 2.68%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	18.91%	4.59%	6.00%	6.98%
Return After Taxes on Distributions	18.60%	3.48%	4.62%	5.14%
Return After Taxes on Distributions and Sale of Series Shares	12.39%	3.54%	4.53%	5.04%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.07%
10%/30%/60% Blended Index	16.18%	4.18%	4.37%	6.88%

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1993.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Series shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Extended Term Series

Summary Section

Investment Goal

The Series’ primary objective is to provide long-term growth of capital, and its secondary objective is to provide preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.

PRO-BLEND EXTENDED TERM SERIES — CLASS R
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.37%

Example

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$139	$434	$750	$1,646

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 62% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal Risks of Investing in the Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock or bond markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may invest in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. Class R shares were not active prior to the date of this prospectus; therefore, the bar chart shows changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Barclays Capital U.S. Aggregate Bond Index and a blended index, 15% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 40% of which is the Russell 3000® Index and 45% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 06/30/09): 13.72%

Lowest (quarter ended 12/31/08): (16.16)%

Year-to-date performance (before taxes) as of March 31, 2010: 3.24%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	24.34%	4.59%	6.31%	8.71%
Return After Taxes on Distributions	24.07%	3.40%	5.06%	6.71%
Return After Taxes on Distributions and Sale of Series Shares	15.97%	3.65%	4.98%	6.57%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.08%
15%/40%/45% Blended Index	20.19%	3.83%	3.56%	7.01%

Performance numbers for the Series are calculated from October 12, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from October 31, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1993.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Series shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Pro-Blend® Maximum Term Series

Summary Section

Investment Goal

The Series’ objective is to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.

PRO-BLEND MAXIMUM TERM SERIES — CLASS R
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.39%

Example

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$142	$440	$761	$1,669

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 67% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series’ portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. Class R shares were not active prior to the date of this prospectus; therefore, the bar chart shows changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The Class S shares are not offered in this prospectus. Because the Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares for different periods compare to those of the Russell 3000® Index, and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the primary index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 06/30/09): 18.69%

Lowest (quarter ended 12/31/08): (23.94)%

Year-to-date performance (before taxes) as of March 31, 2010: 3.86%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception (11/1/95)
Return Before Taxes	36.11%	3.83%	5.68%	9.08%
Return After Taxes on Distributions	36.05%	2.70%	4.16%	7.16%
Return After Taxes on Distributions and Sale of Series Shares	23.54%	3.01%	4.20%	6.97%
Indices: (reflect no deduction for fees, expenses, or taxes)
Russell 3000® Index	28.34%	0.76%	(0.20)%	6.70%
20%/65%/15% Blended Index	27.60%	2.65%	1.59%	6.72%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1995.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1995.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1995.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1995.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Series shares, tax information and financial intermediary compensation, please turn to the “Additional Series Summary Information” section on page 14 of this prospectus.

Additional Series Summary Information

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Class R shares of each Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series directly with the Fund by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and their related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

The Advisor’s Investment Strategies

The Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages. The word “Term” in the Series’ names describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series’ maturity restrictions with respect to their investments in fixed income securities.

A team of investment professionals manages each Series’ portfolio using a multi-strategy approach. The Advisor’s Senior Research Group establishes broad policies regarding the mix of stocks, bonds and cash that is appropriate in light of the investment goals of each Series under prevailing market conditions. Stock analysts and fixed income analysts select individual securities after a peer review for consistency with the Advisor’s disciplines. The specific criteria applied by each group in allocating assets and selecting securities are set forth on the following page.

How the Advisor Allocates Assets within Each Series

The Series offer a range of investment strategies from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.

The pie charts below illustrate how the allocation of each Series’ portfolio has varied in the past. The Advisor believes that the most important factor affecting portfolio performance is asset allocation. A Series’ actual asset allocation will vary and may not fall within the ranges shown below depending primarily on current or anticipated market trends.

Historical High and Low Stock Exposures

(as measured on calendar quarters)

The Series’ Asset Allocations as of December 31, 2009
The Series’ asset allocations as of December 31, 2009 were as follows:
Series	Stocks	Bonds	Cash
Pro-Blend Conservative Term Series	24.9%	71.4%	3.7%
Pro-Blend Moderate Term Series	40.2%	45.6%	14.2%
Pro-Blend Extended Term Series	60.2%	36.6%	3.2%
Pro-Blend Maximum Term Series	91.1%	4.1%	4.8%

Each Series’ asset allocation varies over time depending primarily on current or anticipated market trends. Accordingly, a Series’ current or future asset allocation may not match its historical asset allocation.

Senior Research Group

This group establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The group also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:

•	a Series’ risk management priorities

•	economic factors such as inflation, employment and interest rate trends

•	the outlook for corporate earnings

•	stock valuations (e.g., price to earnings and price to book ratios)

•	supply and demand for various asset classes

Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset allocation with each bottom-up decision.

Within each Series’ holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic factors appear favorable. For instance, the stock holdings may tend to rise if the Advisor expects corporate earnings to rise, interest rates to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.

Stock Analysts (Investment Review Group)

This group selects individual stocks by looking for companies with one or more of the following characteristics:

•	strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry)

•	improving market share in consolidating industries

•	low price relative to fundamental or breakup value

Fixed Income Analysts (Fixed Income Group)

This group selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, this group considers:

•	interest rate sensitivity of particular sectors and securities

•	narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities

•	for mortgage-related and asset-backed securities, anticipated changes in prepayment rates

More Information About the Series’ Principal Investments

Equity securities — Each Series may invest in equity securities of U.S. and foreign companies. These will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — Each Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Fixed income securities — Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies or instrumentalities, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Certain of the U.S. and foreign fixed income securities in which each Series invests are not guaranteed or insured by the U.S. or foreign government. These securities may be backed solely by their issuers’ ability to borrow from their government or by the credit of their issuers. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities (i.e., those rated in the four highest ratings categories or determined by the Advisor to be of equivalent quality).

More Information About the Series’ Principal Risks

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the Series’ investments will fluctuate, which means that the Series could lose money on their investments.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Foreign securities risk — A Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. Each Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of a Series may lag these investments.

Emerging market risk — The Series may be exposed to risks associated with their investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series invest in securities denominated in, and/or receiving revenues in, foreign currencies, they will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Interest rate risk — Each Series’ investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Series’ yields will change over time. During periods when interest rates are low, the Series’ yields (and total returns) also may be low. Changes in interest rates also may affect the Series’ share prices: a sharp rise in interest rates could cause the Series’ share prices to fall. This risk is greater when a Series holds bonds with longer maturities. To the extent that the Advisor anticipates interest rate trends imprecisely, the Series’ share prices could fall.

Credit risk — Each Series’ investments in fixed income securities are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Series’ share prices to fall. The Series could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Prepayment and extension risk — Each Series’ investments in fixed income securities are subject to the risk that the bonds may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series’ yields or share prices. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Series’ investments in illiquid securities may reduce the returns of that Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. Redemptions by these institutions or individuals in a Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force a Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The Series’ Investment Goals

The Series’ Board of Directors may change each Series’ investment goals (described in the “Investment Goal” section of each Series) without obtaining the approval of the Series’ shareholders. A Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages over approximately $30 billion for individual and institutional investors. The Advisor is responsible for the day-to-day portfolio management of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for stock purchases and sales must be approved by the Senior Research Group before implementation. The Advisor’s Fixed Income Group, led by Jack Bauer, constructs and monitors the bond portions of the portfolios. This group develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group prior to implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income
Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992.

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. President since 2010.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research /Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by the Series as described below. The Advisor has contractually agreed to limit each Series’ total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees, as shown below. The Advisor’s contractual waivers will remain in effect at least until February 28, 2011 and may be extended.

ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Series	Contractual Management Fee	Class R Contractual Expense Limitation[1]	Class R Voluntary Expense Limitation[1,2]	Actual Management Fee Paid for Year Ended 10/31/09
Pro-Blend Conservative Term Series	0.60%	0.80%	0.70%	0.57%
Pro-Blend Moderate Term Series	0.75%	0.95%	0.85%	0.73%
Pro-Blend Extended Term Series	0.75%	0.95%	0.85%	0.74%
Pro-Blend Maximum Term Series	0.75%	0.95%	0.85%	0.72%

1 The amounts shown are exclusive of distribution and service (12b-1) fees.

2 This voluntary waiver may be changed or discontinued at any time.

A discussion regarding the basis for the Board of Directors’ approval of each Series’ investment advisory agreement is available in the Series’ semi-annual report dated April 30, 2010, which covers the period November 1, 2009 through April 30, 2010.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder support servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or shareholder services fees payable under the Distribution and Shareholder Services Plan (as defined below) of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The Class R shares of the Series are offered on a continuous basis through the Fund’s principal underwriter, Manning & Napier Investor Services, Inc. (the Distributor).

Class R shares of each Series are subject to an annual distribution and shareholder services fee (a Distribution and Shareholder Services Fee) of up to 0.50% of the Class’s average daily net assets in accordance with a distribution and shareholder services plan (the Distribution and Shareholder Services Plan) adopted by the Fund’s Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class R shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class R shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Class R shares, printing of prospectuses and reports for other than existing Class R shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Fund to such persons. The Distribution and Shareholder Services Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Information about Class R Shares

Class R shares are generally offered to employee benefit plans, such as defined benefit plans, defined contribution plans, and 401(k) plans. Class R shares are available for direct investment from the Fund and through financial intermediaries that have entered into an agreement with the Fund’s distributor. Each Series offers more than one share class, each of which has its own eligibility criteria, cost structure, and other features. Other share classes are offered in separate prospectuses. You may only purchase the class of shares which your financial intermediary sells or services.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series are not responsible for the failure of your financial intermediary to carry out its responsibilities.

The Fund reserves the right to determine which potential investors qualify as eligible investors for Class R shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares

Class R shares may be offered through a financial intermediary. Shareholders holding Class R shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Class R shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for Class R shares of each Series is $2,000. This investment minimum may be waived for certain qualified retirement plans. The Fund reserves the right to change or waive the investment minimum for Class R shares in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of a Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax. However, an exchange between share classes is not a taxable event.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address above, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the class of shares, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 21, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More About Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 21 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized certain financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with that Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

Each Series offers its shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

Each Series generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, each Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although each Series’ stock holdings consist primarily of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Automated account information: You can obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling 1-800-466-3863 or by logging on to your account at www.manningnapieradvisors.com.

Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

Each Series generally:

•	Pays dividends twice a year, in June and December.

•	Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when a Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale. An exchange between classes is not reported as a taxable sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series

Pro-Blend® Moderate Term Series

Pro-Blend® Extended Term Series

Pro-Blend® Maximum Term Series

Class R Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about each Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Series’ performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about these Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of a Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087 MNCRX06/30/2010

MANNING & NAPIER FUND, INC.

Supplement dated June 30, 2010 to the prospectus dated March 1, 2010 for the

Class Z, D and E Shares of the following Series:

Pro-Blend Conservative Term Series

Pro-Blend Moderate Term Series

Pro-Blend Extended Term Series

Pro-Blend Maximum Term Series

This supplement provides new and additional information beyond that contained in the prospectus and should be read in conjunction with the prospectus.

The Class D Shares of the Series named above have been redesignated as Class R shares. Class R Shares are not offered in this prospectus. Accordingly, all references in this prospectus to the offering of Class D Shares are hereby deleted.

For information on the Class R Shares of the Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated June 30, 2010 to the Statement of Additional Information (“SAI”) dated March 1, 2010 as amended May 27, 2010 for the following series and classes of the Fund:

Pro-Blend Conservative Term Series — Class S, C, Z, D, E and I

Pro-Blend Moderate Term Series — Class S, C, Z, D, E and I

Pro-Blend Extended Term Series — Class S, C, Z, D, E and I

Pro-Blend Maximum Term Series — Class S, C, Z, D, E and I

Equity Series

Tax Managed Series — Class A, B, Z, D and E

Overseas Series

Target Income Series — Class C, I, K and R

Target 2010 Series — Class C, I, K and R

Target 2020 Series — Class C, I, K and R

Target 2030 Series — Class C, I, K and R

Target 2040 Series — Class C, I, K and R

Target 2050 Series — Class C, I, K and R

Dividend Focus Series

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Class D Shares of the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series have been redesignated as Class R Shares. Accordingly, all references to Class D Shares of these Series in the SAI are hereby changed to refer to Class R Shares.

In addition, due to management changes at Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the tables of directors and officers in the “Management” section of the SAI are hereby deleted and replaced by the following:

Interested Director and Officer

Name:	B. Reuben Auspitz*

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	62

Current Position(s) Held with Fund:	Principal Executive Officer, President, Chairman and Director

Term of Office & Length of Time Served:	Indefinite – Director since 1984. Principal Executive Officer since 2002, President since 2004 [1], Vice President 1984 – 2003

Principal Occupation(s) During Past 5 Years:	Executive Vice President; Co-Executive Director; Chief Compliance Officer since 2004 - Manning & Napier Advisors, Inc. President; Director - Manning & Napier Investor Services, Inc. Holds or has held one or more of the following titles for various subsidiaries and affiliates: President, Vice President, Director, Chairman, Treasurer, Chief Compliance Officer or Member

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	N/A

Independent Directors

Name:	Harris H. Rusitzky

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	75

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1985

Principal Occupation(s) During Past 5 Years:	President – The Greening Group (business consultants) Partner – The Restaurant Group (restaurants)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	N/A

Name:	Peter L. Faber

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	71

Current Position(s) Held with Fund:	Director, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1987

Principal Occupation(s) During Past 5 Years:	Senior Counsel since 2006, Partner (1995 – 2006) – McDermott, Will & Emery LLP (law firm)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	Partnership for New York City, Inc. (non-profit), New York Collegium (non-profit), Boston Early Music Festival (non-profit), Amherst Early Music, Inc. (non-profit), Gotham Early Music Scene, Inc. (non-profit)

Name:	Stephen B. Ashley

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	69

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1996

Principal Occupation(s) During Past 5 Years:	Chairman, Director, President & Chief Executive Officer – The Ashley Group (property management and investment) Director (1995 – 2008) and Chairman (non-executive) (2004 – 2008), Fannie Mae (mortgage)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	The Ashley Group

Name:	Paul A. Brooke

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	64

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2007

Principal Occupation(s) During Past 5 Years:	Chairman & CEO – Alsius Corporation (investments); Managing Member – PMSV Holdings LLC (investments)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	Incyte Corporation, ViroPharma, Inc., WebMD, Cheyne Capital International, MPM Bio-equities, GMP Companies, Houston Pharma

Name:	Richard M. Hurwitz

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2009

Principal Occupation(s) During Past 5 Years:	Managing Partner – Aegis Investment Partners, LLC (investments) Founder and Managing Partner (2004-2005) – Village Markets, LLC (groceries)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex:	Pictometry International Corp.

Officers

Name:	Jeffrey S. Coons, Ph.D., CFA

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Vice President

Term of Office & Length of Time Served:	Since 2004[1]

Principal Occupation(s) During Past 5 Years:

President since 2010 and Co-Director of Research since 2002 –

Manning & Napier Advisors, Inc.

Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer, or Senior Trust Officer

Name:	Christine Glavin

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	43

Current Position(s) Held with Fund:	Principal Financial Officer, Chief Financial Officer

Term of Office & Length of Time Served:	Principal Financial Officer since 2002; Chief Financial Officer since 2001[1]

Principal Occupation(s) During Past 5 Years:	Fund Reporting Manager, Manning & Napier Advisors, Inc.

Name:	Jodi L. Hedberg

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	42

Current Position(s) Held with Fund:	Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering (AML) Compliance Officer

Term of Office & Length of Time Served:	Corporate Secretary since 1997; Chief Compliance Officer since 2004[1]

Principal Occupation(s) During Past 5 Years:	Director of Compliance, Manning & Napier Advisors, Inc. & affiliates; Corporate Secretary, Manning & Napier Investor Services, Inc.

Name:	Beth Galusha

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	48

Current Position(s) Held with Fund:	Assistant Chief Financial Officer

Term of Office & Length of Time Served:	Assistant Chief Financial Officer since 2010[1]

Principal Occupation(s) During Past 5 Years:	Chief Financial Officer and Treasurer, Manning & Napier Advisors, Inc. Holds one or more of the following titles for various affiliates: Chief Financial Officer, Director, or Treasurer

*	Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund’s investment advisor and distributor. Mr. Auspitz serves as Executive Vice President & Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc., the Fund’s distributor.
[1]	The term of office for all officers is one year and until their respective successors are chosen and qualified.

Further, the information for Jeffrey S. Coons in the first table in the section of the SAI titled “Portfolio Managers” is hereby deleted and replaced by the following:

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Jeffrey S. Coons, Ph.D., CFA, President and Co-Director of Research/Managing Director of Quantitative Strategies Group	Member of Senior Research Group, Member of Dividend Focus Series Research Team	Pro-Blend Extended Term Series – between $100,001 and $500,000 Pro-Blend Maximum Term Series – between $100,001 and $500,000	Between $500,001 and $1,000,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE